Prepaid Expenses and Other Current Assets and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 26, 2015	December 27, 2014
Prepaid expenses	$1,138	$1,170
Federal income tax receivable	1,178	90
Deferred income tax asset	1,308	1,408
Inventories	195	176
Other	—	4

Total	$3,819	$2,848

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 27, 2014	December 28, 2013
Prepaid expenses	$1,170	$360
Deferred income tax asset	1,408	833
Inventories	176	193
Other	94	—

Total	$2,848	$1,386

Schedule of Other Current Liabilities

Other current liabilities consisted of the following (in thousands):

	September 26, 2015	December 27, 2014
Accrued payroll and bonuses	$2,701	$1,814
Current portion of deferred revenues	1,686	1,759
Accrued legal and other professional fees	1,116	1,655
Accrued interest	751	749
Other accrued liabilities	803	918

Total	$7,057	$6,895

Other current liabilities consisted of the following (in thousands):

	December 27, 2014	December 28, 2013
Accrued payroll and bonuses	$1,814	$1,395
Current portion of deferred revenue	1,759	1,102
Accrued legal and other professional fees	1,655	120
Accrued interest	749	741
Other accrued liabilities	918	1,424

Total	$6,895	$4,782